Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2025 Fund))	0 Months Ended
Jun. 27, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	1.21%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	2.10%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	2.04%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	1.46%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.78%